Income tax - Tax rates (Details) ¥ in Thousands, $ in Thousands	12 Months Ended				36 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017 CNY (¥)
Income tax
Tax expense	$ 5,466	¥ 37,622	¥ 50,000	¥ 47,327
Provision for withholding tax			14,300
Reversal of withholding income tax	2,078									¥ 14,300
Provision for income taxes on undistributed earnings		0
Undistributed earnings that may be subject to the withholding tax	233,774									1,609,119
Unrecognized deferred tax liability from unremitted earnings of PRC subsidiaries	$ 23,377									¥ 160,912
Cayman Islands
Income tax
Withholding tax amount on dividends		0
Hong Kong
Income tax
Tax expense		¥ 0	¥ 0	¥ 0
PRC subsidiary
Income tax
Statutory income tax rate	25.00%	25.00%
Beijing Jiachenhong
Income tax
HNTE preferential tax rate								15.00%
Beijing Jiachenhong | Forecast
Income tax
HNTE preferential tax rate					15.00%
Guangzhou Nuoya
Income tax
HNTE preferential tax rate									15.00%
Guangzhou Nuoya | Forecast
Income tax
HNTE preferential tax rate						15.00%
Zhejiang Lukou | Forecast
Income tax
HNTE preferential tax rate							15.00%